Document And Entity Information	12 Months Ended
Sep. 30, 2025 shares
Document Information Line Items
Entity Central Index Key	0001929783
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--09-30
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42256
Entity Registrant Name	WORK Medical Technology Group LTD
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Floor 23, No. 2 Tonghuinan Road
Entity Address, Address Line Two	Xiaoshan District
Entity Address, City or Town	Hangzhou City
Entity Address, Country	CN
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	WOK
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	HTL International, LLC
Auditor Location	Houston, Texas
Auditor Firm ID	7000
Amendment Description	WORK Medical Technology Group LTD (“we,” “us,” “the Company,” “our” or “WOK”) is filing this Amendment No. 1 to Form 20-F (the “Form 20-F/A”) to its annual report on Form 20-F for the year ended September 30, 2025 (the “Annual Report”), which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on January 30, 2026. The sole purpose of this Form 20-F/A is an exhibit-only filing to amend the Form 20-F to file the Exhibit 15.2 and Exhibit 15.3. No other changes have been made to the Annual Report as amended by Amendment No. 1.This Form 20-F/A does not reflect events occurring after the filing of the Annual Report and does not modify or update the disclosure therein in any way except as described above. No other changes have been made to the Annual Report. The filing of this Form 20-F/A should not be understood to mean that any statements contained in the Annual Report and this Form 20-F/A, are true or complete as of any date subsequent to the original filing date of the Annual Report. Accordingly, this Form 20-F/A should be read in conjunction with the Annual Report.
Amendment Flag	true
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	00000
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	95,998,776
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	7,592,500
Business Contact
Document Information Line Items
Entity Address, Address Line One	Floor 23, No.2 Tonghuinan Road
Entity Address, Address Line Two	Xiaoshan District
Entity Address, City or Town	Hangzhou City
Entity Address, Country	CN
Contact Personnel Name	Shuang Wu
Contact Personnel Email Address	wushuang@workmedtech.com
City Area Code	+86
Local Phone Number	571-82613568
Entity Address, Postal Zip Code	00000